Share Capital and Additional Paid in Capital (Details) - $ / shares		6 Months Ended	12 Months Ended
	Apr. 02, 2020	Jun. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (new) (in shares)		5,400,000	5,400,000
Ordinary shares issued (in shares)		54,110,584	54,110,584
Par value (in dollars per share)		$ 0.10	$ 0.10
Stock option term		5 years
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period	3 years
Tranche one | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period	1 year
Share option exercise price (in dollars per share)	$ 5.10
Tranche two | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period	2 years
Share option exercise price (in dollars per share)	$ 7.60
Tranche three | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period	3 years
Share option exercise price (in dollars per share)	$ 10.20
Chief Commercial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted (in shares)	45,000